IDX Dynamic Fixed Income ETF

Schedule of Investments

January 31, 2024 (unaudited)

		Shares	Value
99.75%	EXCHANGE TRADED FUND
74.77%	HIGH YIELD
	iShares iBoxx $ High Yield Corporate Bond ETF	72,352	$5,605,833
	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	60,161	5,613,623
	VanEck Fallen Angel High Yield Bond ETF	193,050	5,610,033
			16,829,489

24.98%	INVESTMENT GRADE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	51,030	5,621,975

99.75%	TOTAL EXCHANGE TRADED FUND		22,451,464

99.75%	TOTAL INVESTMENTS		22,451,464

0.25%	Assets net of liabilities		57,345
100.00%	NET ASSETS		$22,508,809

See Notes to Schedule of Investments

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2024:

		Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUND	$22,451,464			$22,451,464
TOTAL INVESTMENTS	$22,451,464			$22,451,464

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $22,389,844, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$67,090
Gross unrealized depreciation	(5,470)
Net unrealized appreciation	$61,620